Commitments and contingencies	12 Months Ended
Dec. 31, 2021
Commitments and contingencies.
Commitments and contingencies

23.Commitments and contingencies

(a)  Commitments

As of December 31, 2021, future minimum commitments under non-cancelable agreements were as follows:

Rental
RMB
2022	4,715
2023	488
2024 and after	189
Total	5,392

The operating commitments as of December 31, 2021 presented above mainly consist of the short-term lease commitments and leases that have not yet commenced but that created significant rights and obligations for the Company, which are not included in operating lease right-of-use assets and lease liabilities.

23.Commitments and contingencies (Continued)

(b)  Litigation

From time to time, the Group is involved in claims and legal proceedings that arise in the ordinary course of business. Based on currently available information, management does not believe that the ultimate outcome of any unresolved matters, individually and in the aggregate, is reasonably possible to have a material adverse effect on the Group’s financial position, results of operations or cash flows. However, litigation is subject to inherent uncertainties and the Group’s view of these matters may change in the future. The Group records a liability when it is both probable that a liability has been incurred and the amount of the loss can be reasonably estimated. The Group reviews the need for any such liability on a regular basis. The Group has not recorded any material liabilities in this regard as of December 31, 2020 and 2021.